Long Term Debt (Long Term Maturities) (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Subsidiaries
Debt Instrument [Line Items]
2022	$ 462
2023	590
2024	827
2025	504
2026	3,479
Thereafter	8,914
Total, long-term debt maturities, including capital lease obligations	14,776
Emera
Debt Instrument [Line Items]
2022	0
2023	500
2024	0
2025	0
2026	1,899
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	2,399
Emera US Finance LP
Debt Instrument [Line Items]
2022	0
2023	0
2024	571
2025	0
2026	951
Thereafter	1,965
Total, long-term debt maturities, including capital lease obligations	3,487
Tampa Electric
Debt Instrument [Line Items]
2022	285
2023	0
2024	0
2025	0
2026	0
Thereafter	3,398
Total, long-term debt maturities, including capital lease obligations	3,683
PGS
Debt Instrument [Line Items]
2022	32
2023	0
2024	0
2025	0
2026	0
Thereafter	628
Total, long-term debt maturities, including capital lease obligations	660
NMGC
Debt Instrument [Line Items]
2022	101
2023	0
2024	0
2025	0
2026	89
Thereafter	399
Total, long-term debt maturities, including capital lease obligations	589
NMGI
Debt Instrument [Line Items]
2022	0
2023	0
2024	190
2025	0
2026	0
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	190
NSPI
Debt Instrument [Line Items]
2022	0
2023	0
2024	0
2025	125
2026	416
Thereafter	2,500
Total, long-term debt maturities, including capital lease obligations	3,041
EBP
Debt Instrument [Line Items]
2022	0
2023	0
2024	0
2025	249
2026	0
Thereafter	0
Total, long-term debt maturities, including capital lease obligations	249
ECI
Debt Instrument [Line Items]
2022	44
2023	90
2024	66
2025	130
2026	124
Thereafter	24
Total, long-term debt maturities, including capital lease obligations	$ 478